Loans (Loans Outstanding by Domicile and Industry of Borrower) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 76,532,216	¥ 77,722,525
Less: Unearned income and deferred loan fees-net		150,308	167,156
Loans outstanding		76,381,908	77,555,369
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		53,600,842	52,572,432
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,086,048	8,344,808
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,666,062	7,733,513
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,560,155	4,655,704
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,100,718	5,408,850
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,528,283	3,267,902
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,579,276	3,632,481
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,682,739	3,395,784
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,244,129	4,619,336
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,241,326	10,589,646
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		912,106	924,408
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		22,931,374	25,150,093
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,022,059	6,382,449
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		921,697	1,174,665
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		15,784,820	17,319,284
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 202,798	¥ 273,695

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.